Share Based Compensation (Details) - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted - $ / shares		1 Months Ended
		Jul. 31, 2017	Oct. 31, 2016	Apr. 30, 2016
Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted [Abstract]
Risk-free rate of return		3.21%	3.18%	3.18%
Contractual life of option		8 years 4 months 24 days	10 years	10 years
Estimated volatility rate		35.00%	37.00%	37.00%
Expected dividend yield		0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in Dollars per share)	[1]	$ 0.0005	$ 0.0004	$ 0.0003

[1]	after giving effects to share subdivision in September 2023